Earnings per share	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Earnings Per Share [Abstract]
Earnings per share

Note 6: Earnings per share

Basic earnings per share (“EPS”) represents net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS represents net income divided by the basic weighted average number of common shares plus, if dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental common shares issuable upon the exercise of outstanding stock options or the fulfillment of restricted and performance share vesting conditions. The dilutive effect of potential common shares is determined using the treasury stock method, whereby outstanding stock options are assumed exercised at the beginning of the reporting period and the exercise proceeds from such stock options, the average measured but unrecognized compensation cost during the period and certain tax benefits that will be credited to additional paid-in capital upon exercise are assumed to be used to repurchase our common stock at the average market price during the period.

The following tables set forth the computation of EPS, basic and diluted for the periods indicated:

(in thousands, except share and per share data)	THIRTEEN WEEKS ENDED AUGUST 2, 2015	THIRTEEN WEEKS ENDED AUGUST 3, 2014
Numerator:
Net income (loss)	$12,573	$(13,878)
Denominator:
Basic weighted average common shares outstanding	40,850,649	33,204,272
Potential common shares for equity-based awards	1,855,506	—
Diluted weighted average common shares outstanding	42,706,155	33,204,272
Net income (loss) per share:
Basic	$0.31	$(0.42)
Diluted	$0.29	$(0.42)

(in thousands, except share and per share data)	TWENTY-SIX WEEKS ENDED AUGUST 2, 2015	TWENTY-SIX WEEKS ENDED AUGUST 3, 2014
Numerator:
Net income (loss)	$32,115	$(2,417)
Denominator:
Basic weighted average common shares outstanding	40,542,895	33,204,272
Potential common shares for equity-based awards	1,984,240	—
Diluted weighted average common shares outstanding	42,527,135	33,204,272
Net income (loss) per share:
Basic	$0.79	$(0.07)
Diluted	$0.76	$(0.07)

We had approximately 3,544,420 and 2,310,131 time-based and vested performance-based stock option awards outstanding under our stock option plans as of August 2, 2015 and August 3, 2014, respectively, which were included in the computation of potential common shares. Unvested performance-based stock options under our stock option plans were not included in the calculation of potential common shares as they did not meet the criteria for inclusion per GAAP guidance.

Note 12: Earnings per share

Basic earnings per share (“EPS”) represents net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS represents net income divided by the basic weighted average number of common shares plus, if dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental common shares issuable upon the exercise of outstanding stock options. The dilutive effect of potential common shares is determined using the treasury stock method, whereby outstanding stock options are assumed exercised at the beginning of the reporting period and the exercise proceeds from such stock options are assumed to be used to repurchase our common stock at the average market price during the period.

The following table sets forth the computation of EPS, basic and diluted for the periods indicated:

(in thousands, except per share data)	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Numerator:
Net income	$7,636	$2,169	$8,782

Denominator:
Basic weighted average common shares outstanding	35,314,884	33,187,776	33,186,426
Potential common shares for stock options	1,811,164	842,339	561,109
Diluted weighted average common shares outstanding	37,126,048	34,030,115	33,747,535

Earnings (loss) per shares:
Basic	$0.22	$0.07	$0.26
Diluted	$0.21	$0.06	$0.26

We had approximately 4,439,017 and 2,091,411 time-based and vested performance-based stock option awards outstanding under our stock option plans as of February 1, 2015 and February 2, 2014, respectively, which were included in the computation of potential common shares. Unvested performance-based stock options under our stock option plans were not included in the calculation of potential common shares as they did not meet the criteria for inclusion per GAAP guidance.